Basis of Preparation - Narrative (Details) - $ / $	Apr. 22, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars		16.8998
Abnormally large changes in asset prices or foreign exchange rates
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars	17.2062
Increase decrease in foreign currency exchange rate	1.80%